Document and Entity Information Document	Mar. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 23, 2021
Entity File Number	0-25346
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Central Index Key	0000935036
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	3520 Kraft Rd,
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Naples,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34105
City Area Code	239
Local Phone Number	403-4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NASDAQ/NGS (GLOBAL SELECT MARKET)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.005 par value
Trading Symbol	ACIW
Security Exchange Name	NASDAQ